Selling and marketing expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Selling and marketing expenses	$ (129,135)	$ (91,289)
Selling and marketing expenses
Disclosure of attribution of expenses by nature to their function [line items]
Advertising costs	(125,289)	(88,289)
Employee benefits expense	(3,846)	(3,000)
Selling and marketing expenses	$ (129,135)	$ (91,289)